Reconciliations of Basic and Diluted Earnings Per Equity Share and Earnings per American Depositary Shares (Detail)	12 Months Ended
	Mar. 31, 2015 ₨ / shares	Mar. 31, 2015 $ / shares	Mar. 31, 2014 ₨ / shares	Mar. 31, 2013 ₨ / shares
Earnings Per Share Disclosure [Line Items]
Basic earnings per share | (per share)	₨ 40.94	$ 0.66	₨ 33.18	₨ 26.18
Effect of potential equity shares for stock options outstanding | (per share)	0.39	0.01	0.24	0.27
Diluted earnings per share | (per share)	40.55	0.65	32.94	25.91
Basic earnings per ADS | (per share)	122.82	1.98	99.54	78.54
Diluted earnings per ADS | (per share)	121.65	1.95	98.82	77.73
American Depository Shares | Stock Compensation Plan
Earnings Per Share Disclosure [Line Items]
Effect of potential equity shares for stock options outstanding | (per share)	₨ 1.17	$ 0.03	₨ 0.72	₨ 0.81